SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES Schedule of Short Term Borrowings (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term borrowings and finance lease obligations		$ 1	$ 3,825
Finance Lease, Liability, Current		0	1
Term Loan Facility
Short-term Debt [Line Items]
Long-term Debt, Gross		3,000	3,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings and finance lease obligations		0	1,829	[1]
Long-term debt due within one year [Member]
Short-term Debt [Line Items]
Long-term Debt and Lease Obligation, Current	[2],[3]	$ 1	$ 1,996

[1]	The weighted-average interest rate on commercial paper at December 31, 2019 was 2.79 percent.
[2]	Presented net of current portion of unamortized debt issuance costs.
[3]	The year ended December 31, 2020 and December 31, 2019 includes finance lease obligations of $1 million due within one year.